Investments in Securities - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Unrealized gain (loss) on available-for-sale debt securities	$ (2)	$ (56)	$ (69)